Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2025 R / €	Jun. 30, 2025 R / $ R / €	Jun. 30, 2024 R / €	Jun. 30, 2024 R / $ R / €	Jun. 30, 2025 R / $	Jun. 30, 2024 R / $
Financial risk management and financial instruments
Average rate	19.76	18.17	20.24	18.71
Closing rate	20.92	20.92	19.49	19.49	17.75	18.19